INVENTORY (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
INVENTORY
5.  INVENTORY

Inventories consist of the following:

	June 30, 2011	December 31, 2010
Materials and parts	$48,998	$75,000
Work in process	18,342	-
Finished goods	296,391	254,118
Total	$363,371	$329,118